Note 4 - Intangible Assets (Details) - Weighted Average Amortization Period for Intangible Assets (USD $)	12 Months Ended
Dec. 31, 2013
Weighted Average Amortization Period for Intangible Assets [Abstract]
Patents	$ 3,502,135
Patents	11 years 146 days